Related Party Transactions - Disclosure Of Information About Key Management Personnel (Detail) - EUR (€) € in Thousands		6 Months Ended		12 Months Ended
	Mar. 12, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Information About Key Management Personnel [Abstract]
Short term employee benefits	€ 5,301	€ 1,735	€ 2,637	€ 5,848
Post-employment pension and medical benefits	75	0	48	35
Key management personnel compensation	€ 5,376	€ 1,735	€ 2,685	€ 5,884